Share Capital	6 Months Ended
Oct. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
9.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2024 Transactions

During the year ended April 30, 2024, the Company issued 1,265,000 Common Shares in an underwritten public offering, including 165,000 Common Shares issued pursuant to the full exercise by the underwriter of its over-allotment option. The public offering price for each Common Share, before the underwriter's discount and commissions, was U.S.$1.00.

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility with Clear Street LLC ("ATM Facility"), replacing its previous at-the-market equity offering facility with Jefferies LLC, which was terminated on February 1, 2024. An Open Market Sales Agreement ("ATM Agreement") was entered into with Clear Street LLC, as sole sales agent ("Agent") on February 23, 2024. The Company is entitled, at its discretion and from time-to-time during the term of the ATM Agreement, to sell Common Shares through the Agent. On February 23, 2024, in connection with the ATM Facility, the Company filed a prospectus supplement permitting the sales of Common Shares having an aggregate gross sales price of up to U.S.$60.0 million. On July 29, 2024, the Company filed an amendment to the prospectus supplement to reduce the aggregate gross sales price of Common Shares under the ATM Facility to U.S.$8.8 million. Sales of the Common Shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the U.S. Securities Act, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the Common Shares in the United States. Common Shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all others cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of Common Shares to be sold under the ATM Facility. The Common Shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any Common Shares at any time during the term of the ATM Facility. During the year ended April 30, 2024, 629,240 Common Shares were sold under the ATM Facility with proceeds net of commissions of $1.8 million.

2025 Transactions

During the three months ended July 31, 2024, the Company sold 357,760 Common Shares under the ATM Facility with proceeds net of commissions of $0.5 million.

During the three months ended October 31, 2024, the Company sold 1,588,539 Common Shares under the ATM Facility with proceeds net of commissions of $1.4 million.

c)
Options

The following table summarizes stock option awards during the six months ended October 31, 2024 and the year ended April 30, 2024, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
January 19, 2024(1)	240,000	1.48	Directors	1.48(2)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 23, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
September 18, 2023(1)	204,767	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$200 thousand
August 3, 2024(1)	595,000	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$600 thousand

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019 to the option grant date.

During the six months ended October 31, 2024 the Company has recorded $0.3 million (2023 - $1.1 million) of share-based expense.

The changes in the stock options for the six months ended October 31, 2024 and the year ended April 30, 2024 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023 (outstanding)	1,891,128	7.40	3.39
Granted	300,000	1.25	—
Expired	(564,195)	7.15	—
Forfeited	(105,566)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.20	—
Expired	(25,249)	14.75	—
Forfeited	(13,419)	1.45	—
Balance, October 31, 2024 (outstanding)	2,282,466	5.05	5.32
Unvested	(919,686)	1.36	9.03
Exercisable, October 31, 2024	1,362,780	7.54	2.82

Details of the options outstanding as of October 31, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	0.84	220,000	—	220,000
January 6, 2026	20.30	1.18	142,000	—	142,000
January 2, 2026	6.89	1.17	5,650	—	5,650
January 7, 2027	7.94	2.19	235,000	—	235,000
January 13, 2027	8.30	2.20	16,000	—	16,000
May 15, 2027	5.79	2.54	64,000	—	64,000
February 19, 2027(1)	5.71	2.30	7,265	—	7,265
February 19, 2028(1)	5.71	3.30	475,452	—	475,452
January 19, 2034(2)	2.06	4.22	240,000	111,111	128,889
January 4, 2033(3)	2.05	8.18	8,000	4,667	3,333
January 23, 2033(3)	2.05	8.24	8,000	4,667	3,333
March 1, 2033(3)	2.05	8.34	8,000	5,000	3,000
April 2, 2033(3)	2.05	8.42	4,000	2,583	1,417
May 8, 2033(3)	2.05	8.52	4,000	2,667	1,333
May 23, 2033(3)	2.05	8.56	1,332	—	1,332
June 11, 2033(3)	2.05	8.62	8,000	5,500	2,500
August 8, 2033(3)	2.05	8.78	4,000	2,917	1,083
November 13, 2033(3)	2.05	9.04	8,000	8,000	—
January 1, 2034(3)	2.05	9.18	12,000	12,000	—
February 1, 2034(3)	2.05	9.26	4,000	4,000	—
February 19, 2034(3)	2.05	9.31	8,000	8,000	—
August 2, 2034(4)	1.20	9.76	799,767	748,575	51,192
Balance, October 31, 2024 (outstanding)	5.05	5.32	2,282,466	919,686	1,362,780

(1)
Exercise price of US $4.10. The figure in the table above is translated at the October 31, 2024 rate.
(2)
Exercise price of US $1.48. The figure in the table above is translated at the October 31, 2024 rate.
(3)
Exercise price of US $1.47. The figure in the table above is translated at the October 31, 2024 rate.
(4)
Exercise price of US $0.86. The figure in the table above is translated at the October 31, 2024 rate.
d)
Finder’s Warrants

There were no changes in the finder's warrants during the six months ended October 31, 2024 or the year ended April 30, 2024. Details of the finder’s warrants outstanding as of October 31, 2024 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023	130,111	22.77	2.77
Issued	56,650	1.37	4.61
Balance, April 30, 2024	186,761	16.44	2.62
Balance, October 31, 2024	186,761	16.72	2.12

Details of the finder's warrants outstanding as at October 31, 2024.

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.40	1.26	130,111
December 8, 2028(2)	1.39	4.11	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the October 31, 2024 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the October 31, 2024 rate.